Note Offsetting of financial assets and liabilities (Offsetting of financial liabilities) (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Derivative Liability Fair Value Net
Derivatives gross amount of recognized liabilities	$ 12,842	$ 14,343
Derivatives gross amounts asset offset in the statement of financial position	0	0
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	12,842	14,343
Derivatives gross amount not offset financial instruments	551	114
Derivatives gross amounts not offset securities collateral received	747	4,050
Derivatives gross amount not offset cash collateral pledged	0	0
Derivative Liability, Fair Value, Amount Offset Against Collateral, Total	11,544	10,179
Securities Borrowed Amount Offset Against Collateral
Repurchase agreements gross amount of recognized liabilities	479,425	712,145
Repurchase agreements gross amount asset offset in the statement of financial position	0	0
Securities Sold Under Agreements To Repurchase Offsetting	479,425	712,145
Repurchase agreements gross amount not offset financial instruments	0	0
Repurchase agreeements gross amount not offset securities collateral pledged	479,425	712,145
Repurchase agreements gross amounts not offset cash collateral pledged	0	0
Securities Sold Under Agreements To Repurchase Amount Offset Against Collateral	0	0
Offsetting Derivative Liability Securities Sold Under Agreements To Resell Securities Loaned
Total gross amount of recognized liabilities	492,267	726,488
Total gross amounts of asset offset in the statement of financial position	0	0
Derivative Liability Securities Sold Under Agreements To Resell Securities Loaned	492,267	726,488
Total gross amounts not offset financial instruments	551	114
Total gross amounts not offset securities collateral pledged	480,172	716,195
Total gross amounts not offset cash collateral pledged	0	0
Derivative Liability Securities Sold Under Agreements To Resell Securities Loaned Amount Offset Against Collateral	$ 11,544	$ 10,179